Stoecklein Law Group, a Professional Corporation

Practice Limited to Federal Securities

Emerald Plaza
402 West Broadway	4695 MacArthur Court
Suite 400	Eleventh Floor
San Diego, California 92101	Newport Beach, California 92660
Telephone: (619) 595-4882	Telephone: (949) 798-5541
Facsimile: (619) 595-4883	Facsimile: (949) 258-5112
email: djs@slgseclaw.com
web: www.slgseclaw.com

May 15, 2008

H. Christopher Owings, Assistant Director

United States

Securities and Exchange Commission

100 F. Street, N.W.

Mail Stop 3561

Washington, D.C. 20549-3561

                    RE: Diamond Information Institute, Inc.

                           Your Letter of April 28, 2008

                           Registration Statement on Form S-1

                           Filed March 31, 2008

                           File No. 333-149978

Dear Mr. H. Christopher Owing

This correspondence is in response to your letter dated April 28, 2008 in reference to our filing of the Registration Statement on Form S-1 Filed March 31, 2008 on the behalf of Diamond Information Institute, Inc., File No. 333-149978.

Fee Table

1.	The amount of common stock to be registered is inconsistent in your Fee Table. On one line it discloses 12,035,400 shares and in the next line it discloses 12,034,400. Please revise.

Answer: In conjunction with our response to comment #2, we have revised the amount of shares being registered to that of 1,935,600. A new Fee Table for this amount has been included for this amount.

Prospectus Cover Page

2.

We note that the registration statement covers the resale of common shares that are being offered by officers, major shareholders, promoters or their affiliates in large amounts. For example, your President is offering 10,100,000 shares out of 12,035,400 being offered. Generally, we view resale transactions by related parties of this amount as an offering "by or on behalf of the issuer" for purposes of Rule 415 of Regulation C. The company is not eligible to make an at-the-market offering under Rule 415(a)(4) of Regulation C because it is not eligible to make an offering under Rule 415(a)(1)(x) of Regulation C. Please revise your registration statement to price those shares and disclose that these parties will conduct their offering at the fixed price for the duration of the offering. Please make clear that these persons are underwriters of this offering. Revise your prospectus accordingly, including your cover page, summary, selling security holders, and plan of distribution sections.

Answer: After review of the above comment, the Company has removed the registration of Mr. Abajian’s 10,100,000 shares from this prospectus and thus this comment is no longer deemed applicable.

3.

Please delete the parenthetical phrase "Diamond" from the first paragraph on this page and the parenthetical phrases found on page 9. The meanings of these temps are clear from the context in which they are used. In this regard, we note your use of the term "Diamond, Inc." on page 1 of your prospectus. Please either revise to use term "Diamond" consistently or if this is a separate entity please describe its relationship to you.

Answer: The parenthetical phrase “Diamond” has been deleted from the first paragraph on the cover page and page 9. Additionally, we have eliminated the reference to “Diamond, Inc.” to state “Diamond” and to be consistent throughout the document.

Risk Factors, page 4

The jewelry industry- in general is affected by fluctuations in the prices of precious ..., page 6

4.	Given the recent increase in the price of gold, if material, please revise this risk factor to specifically describe the risk related to the increase in gold prices.

Answer: Diamond historically incorporates any increase in the purchase of raw materials to its consumers and therefore the recent increase in the price of gold has not been a material factor. However, the following clarification has been included in the risk factor.

A significant change in prices of key commodities, including gold, could adversely affect its business or reduce operating margins and impact consumer demand if retail prices increased significantly, even though Diamond historically incorporates any increases in the purchase of raw materials to its consumers.

Diamond's internal controls may be inadequate..., page 7

5.	We note your reference in this risk factor title concerning "the merger." Please revise to identify the merger and include a cross reference to a complete discussion.

Answer: We have removed the language concerning “the merger” as this was inadvertently included. At this time Diamond does not have any potential mergers to discuss.

No market exist for our common stock, page 7

6.

Please revise your disclosure here and throughout your prospectus to clarify that to be quoted on the OTC Bulletin Board, a market maker must file an application on your behalf in order to make a market for your common stock. You cannot file an application to be quoted.

Answer: We have revised the risk factor to clarify that to be quoted on the OTC Bulletin Board, a market maker must file an application on the Company’s behalf. Below is the revised risk factor found on page 7 and the change is notated by italics.

No market exists for our common stock

We anticipate that following an effective registration statement of our shares, we will submit an application to a market maker to apply for inclusion of our common stock on the OTC Bulletin Board. However, there is currently no market for our shares and there can be no assurance that any such market will ever develop or be maintained. Any trading market that may develop in the future will most likely be very volatile, and numerous factors beyond our control may have a significant effect on the market. Only companies that report their current financial information to the SEC may have their securities included on the OTC Bulletin Board. Therefore, only upon the effective date of this registration statement and after the necessary reports are filed, may we submit an application to a market maker to have our securities quoted on the OTC Bulletin Board.

Additionally, we have made revisions to the disclosure throughout the document to clarify that to be quoted on the OTC Bulletin Board, a market maker must file an application on the Company’s behalf.

7.	Please add a risk factor that addresses the risk associated with management and affiliates of management owning a majority of your common shares and as such control your actions.

Answer: We have added the following risk factor that addresses the risk associated with management and affiliates owning a majority of the Company’s common stock.

Our current chief executive officer and sole director, Mr. Berge Abajian, owns a significant percentage of our company and will be able to exercise significant influence over our company.

Berge Abajian, our chief executive officer and sole director, beneficially owns over 88% of our common stock. Accordingly, Mr. Abajian will be able to determine the composition of our board of directors, will retain the effective voting power to approve all matters requiring shareholder approval, will prevail in matters requiring shareholder approval, including, in particular the election and removal of directors, and will continue to have significant influence over our business. As a result of his ownership and position in the Company, Mr. Abajian is able to influence all matters requiring shareholder action, including significant corporate transactions. In addition, sales of significant amount of shares held by Mr. Abajian, or the prospect of these sales, could adversely affect the market price of our common stock. Please see the section entitled “Security Ownership of Certain Beneficial Owners and Management” for information about the ownership of common stock held by our current executive officers, directors, and principal shareholders.

Available Information, page 9

8.

Please revise to indicate that you will be required to files reports in accordance with section 15(d) of the Exchange Act. Also, please, fully explain what materials have been omitted from the registration statement and not included in the prospectus.

Answer: We have revised the disclosure to indicate that the Company will be required to file reports in accordance with Section 15(d) of the Exchange Act and explained what materials have not be included in the prospectus.

9.

Please delete the disclosure that statements in your prospectus as to the content of any contracts or other documents filed as exhibits are not necessarily complete. Your prospectus should provide all material information for an investor. Please revise your disclosure language accordingly.

Answer: We have revised the disclosure to indicate all material information is provided but additionally any referenced document or contract is filed in its entirety as an exhibit to the prospectus. Below is the revised paragraph.

We have filed with the Commission a registration statement on Form S-1, including exhibits and schedules, under the Securities Act of 1933, as amended with respect to the securities offered in this prospectus by the selling stockholders identified in this prospectus. This prospectus, which constitutes part of the registration statement, does not include all the information set forth in the registration statement and its exhibits, certain parts, such as Part II of the registration statement, are omitted in accordance with the rules and regulations of the SEC. For further information with respect to us and the common stock offered in this prospectus, one should refer to such registration statement, exhibits and schedules. Whenever we make reference in this prospectus to any of our contracts, agreements or other documents, the references are not necessarily complete and one should refer to the exhibits filed with the registration statement for copies of the contracts, agreements, and other documents in their entirety. Statements contained in this prospectus as to the contents of any contracts or other documents referred to summarize the material information and where that contract is an exhibit to the registration statement, each statement is qualified in all respects by reference to the exhibit to which the reference relates. A copy of the registration statement, including the exhibits and schedules can may be reviewed and copied at the SEC’s public reference facilities or through the SEC’s EDGAR website.

Selling Security Holders, page 11

10.

To the extent not currently disclosed, for each selling security holder, please disclose how they acquired their shares for resale. For example, please disclose how Nvair Beylerian acquired his shares. We note your reference to none of the selling shareholders being affiliated with you during the past three years except as provided in this prospectus. Please provide that information in this section each selling security holder in accordance with Item 507 of Regulation S-K.

Answer: We have revised the selling security holders’ table to remove Mr. Abajian’s shares as we are no longer registering his shares and we have included information in accordance with Item 507 of Regulation S-K as well as explain how each selling security holder acquired their shares, if not previously disclosed. Additionally, we have provided additional information regarding selling shareholders and their affiliation with the Company during the past three years.

Description of Securities, page 18

11.

You state that all of the outstanding shares of common stock are validly issued, fully paid and non-assessable. This is a legal conclusion that only the registrant's counsel may make. Please revise to clarify, if true, that this is counsel's conclusion. You should also identify counsel and refer readers to the legality opinion.

Answer: We have clarified that it is our counsel’s conclusion that the shares of common stock are authorized, validly issued, fully paid and non-assessable. Additionally, we have referenced Exhibit 5 for the reader to locate a complete copy of the legal opinion issued by Stoecklein Law Group.

Description of Business, page 20

12.	We note that you design and manufacture jewelry. To extent material, please include in your description of business the cost and effect of compliance with environmental laws.

Answer: We do not have any material costs associated with environmental laws as a result of having over 80% of our manufacturing of products being contracted to quality suppliers in the vicinity of Venice, Italy. The remaining 20% of the work consists of setting and finishing work in our facility in Fairfield, New Jersey, which utilizes precision lasers with soap and water, rather than soldering.

A standard polishing compound is also used for finishing work but does not create a material cost and effect regarding the compliance of environmental laws.

With that being said, we have included the following paragraph to address the Company’s cost and effect of compliance with environmental laws under the Description of Business.

Environmental Regulation and Compliance

The United States environmental laws do not materially impact Diamond’s manufacturing operations as a result of having a large majority of the its jewelry manufacturing being conducted overseas. In fact, approximately 80% of Diamond’s manufacturing is contracted to quality suppliers in the vicinity of Valenza, Italy with the remaining 20% of setting and finishing work being conducted in Diamond’s New Jersey facility. The setting and finishing work done in its New Jersey facility involves the use of precision lasers, which use soap and water rather than soldering. Also a standard polishing compound is used for the finishing work but it does not have a material impact on Diamond’s cost and effect of compliance with environmental laws.

13.	Please also discuss the source and availability of raw materials and the names of your principal suppliers.

Answer: Diamond’s manufacturing suppliers in Italy, who collectively produce approximately 80% of Diamond’s product line procure their own raw materials in accordance with specifications and designs submitted by Diamond. Additionally, fluctuations in prices will often be passed along to the customer and therefore is not seen as a significant business risk.

We have included the following language under the Description of Business highlighting the source and availability of raw materials as well as the name of our principal suppliers.

Sources and Availability of Raw Materials and Principal Suppliers

Approximately 80% of Diamond’s product line is contracted to manufacturing suppliers in Italy, who then procure the raw materials in accordance with the specifications and designs submitted by Diamond. However, the general supply of precious metals and stones used by Diamond can be reasonably forecast even though the prices will fluctuate often. Any price differentials in the precious metals and stones will typically be passed on to the customer.

For the raw materials not procured by contracted manufacturers, Diamond has approximately 5 suppliers that compete for their business, with the Company’s largest gold suppliers being ASD Casting and Century Casting. Most of the Company’s precious stones are purchased from C. Mahandra & Sons. We do not have any formal agreements with any of our suppliers but have established an ongoing relationship with each of our suppliers.

14.	Please discuss, if applicable, whether you are dependent on one or a few major customers.

Answer: Diamond does not have a single customer that represents more than 5% to 7% of its annual sales. However, we have added the following information under the Description of Business to address this issue.

Customers

Diamond does not have a single customer that represents more than 5% to 7% of its annual sales and therefore is not dependent on any specific customers.

Business Development, page 20

15.

We note that you were incorporated in 1988 and that you have been engaged in the design and manufacture of upscale jewelry since 1995. Please also describe your business development between 1988 and 1995.

Answer: There was minimal business activity between 1988 and 1995. Although the Company was incorporated in 1988 in preparation and anticipation of certain business strategies, no meaningful activity took place until 1995.

We added the following disclosure in the first sentence discussing Diamond’s business development.

Diamond Information Institute, Inc. was incorporated in the State of New Jersey in October of 1988 and had minimal activity until 1995 when it began in the business of jewelry manufacturing.

Industry Background, page 20

16.

We note your reference to the "U.S. Department of Commerce's Annual Revision of Monthly Retail & Food Services: Sales and Inventories- January 1992 through February 2006”, as well as other industry publications and information sources." Please provide copies of these documents to us, appropriately marked to highlight the sections relied upon and. cross-referenced to your disclosures in your prospectus.

Answer: We have removed the reference to the “U.S. Department of Commerce’s Annual Revision of Monthly Retail & Food Services: Sales and Inventories – January 1992 through February 2006” as this was information supplied by a former consultant.

The following revisions have been included in the registration statement in lieu of those mentioned references.

The manufacturing and retail jewelry business is fragmented and subject to increasingly intense competition. Jewelry manufacturing consists of buying raw materials, designing samples, arranging for jewelry to be made from these materials, and finally marketing of finished products to wholesalers and retailers. Diamond’s management estimates that the jewelry manufacturing industry is largely comprised of privately held companies, much of which are believed to be family owned and operated.

Principal Products, page 21

17.

Clearly indicate in the third paragraph, the product lines you currently offer and indicate the "near future" timeframe. Also indicate the stage of development of the new lines including the remaining work to be done prior to market introduction. In addition, please expand your discussion to describe your design process including the number of persons involved and whether all design work is developed in-house. Please also include similar information for the manufacturing process including an indication of quantities produced and any capacity limitations. Further, please include in this discussion your inventory levels and raw material purchases, the age and standing of your accounts receivable as well as your standing with your suppliers/vendors. We note your references in the risk factor section to your purchases of large quantities of raw materials and that a significant portion of your working capital consists of accounts receivable. We further note the debt conversion with a vendor discussed in the Notes to the Financial Statements.

Answer: This section has been revised to address the multiple comments above, specifically addressing the design and development of Diamond’s products and collections, inventory levels and raw materials purchases, and finally the occurrence of debt conversion by Diamond.

Description of Property, page 23

18.

             Indicate that the company leases its space from Mr. Abajian. In addition, please indicate the adequacy, productive capacity and extent of utilization of the property. In the second paragraph, indicate the status including any negotiations of your intended expansion. In this regard, discuss your financial limitations in implementing your business plan.

Answer: The following disclosure was added to the first paragraph addressing the space leased from Mr. Abajian as well as the adequacy, capacity and utilization of the current facilities.

During 2006, our CEO, Mr. Abajian also operated a small office out of his home whereby we paid $7,000 in rent to him. Mr. Abajian no longer maintains this office. Since a majority of the manufacturing is conducted by sub-contractors in Italy, the current space is presently adequate for the performance of all company functions, which includes minimal manufacturing, design and administrative needs.

The following disclosure was added to the second paragraph elaborating on the status of any expansion and the financial limitations associated with expansion.

At the current time, the Company’s expansion plans are in the preliminary stages with no formal negotiations being conducted. Most likely no expansions will take place until additional revenues can be achieved or additional capital can be raised to help offset the costs associated with any expansion.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 25

19.

Please expand this section to discuss known material trends and uncertainties that will have, or are reasonably likely to have, a material impact on your revenues or income or result in your liquidity decreasing or increasing in any material way. We note your disclosure that the success of the jewelry business is affected by trends in the general economy. In this regard, your discussion should reflect any present economic trends that are reasonably likely to have a material effect on you. Please provide additional analysis concerning the quality and variability of your earnings and cash flows so that investors can ascertain the likelihood of the extent past performance is indicative of future performance. Please discuss whether you expect levels to remain at this level or to increase or decrease. Also, you should consider discussing the impact of any changes on your earnings. Further, please discuss in reasonable detail:

*	Economic or industry-wide factors relevant to your company, and
*	Material opportunities, challenges, and
*	Risk in short and long term and the actions you are taking to address them.

See Item 303 of Regulation S-K and SEC Release No. 33-8350.

Answer: Diamond has included the following paragraph to the Management’s Discussion and Analysis of Financial Conditions and Results of Operations, which discusses material trends.

Diamond’s management believes that the jewelry industry competes in the global marketplace and therefore must be adaptable to ensure a competitive measure. Recently the U.S. economy has encountered a slowdown and Diamond anticipates the U.S. economy will most likely remain weak at least through the first half of 2008. U.S. consumer confidence reflected these conditions during the last quarter of 2007 and has been carried forward throughout the first quarter of 2008. Diamond’s past success is attributable to maintaining its innovation and design as well as being able to consolidate and increase cost efficiency when possible. Diamond believes that in becoming a public company, it will provide the Company increased flexibility in being able to acquire smaller jewelry manufacturers while also being able to consolidate overlapping expenses.

Overview and Outlook, page 25

20.	Please further explain what "'branded product lines" are in the jewelry business.

Answer: The following language has been added provided further explanation on what makes up a “branded product line.”

Branded products lines are products and/or collections whereby the jewelry manufacturers have established their products within the industry through advertising in consumer and trade magazines as well as possibly obtaining federally registered trademarks of their products and collections. This is in line with the Company’s strategy and belief that a brand name can create an association with innovation, design and quality which helps add value to the individual products as well as facilitate the introduction of new products.

21.

Please expand your discussion of your merger strategy. In this regard, you should consider discussing how you will fund your merger strategy, whether you plan to locate targets yourself or hire third parties (if you intend to use third, parties and you know who they are, you should identify them), and the general size and characteristics of the target companies.

Answer: The following disclosure has been included that discusses the Company’s merger strategy.

If and when the Company pursues any potential acquisition candidates, it intends to target the top 10% of the world’s jewelry manufactures that have already created an identity and brand in the jewelry industry. Diamond intends to locate potential candidates through its relationships in the industry and expects to structure the acquisition through the payment of cash and the Company’s common stock. However, as of the date of this prospectus the Company does not have any agreements or understandings with any potential acquisition candidates.

Results of Operations for the Years Ended December 31, 2007 and 2006, page 25

22.

To provide your readers with better insight into the underlying reasons behind the changes in your results, where significant you should quantify the impact of the factors that contributed to changes in income. For example, quantify the impact sales returns had on sales, quantify, the costs associated with the failed reverse merger and the going-public process that contributed to substantial increases in general and administrative expenses.

Answer: It is estimated that we spent approximately $600,000 in connection with the failed reverse merger and the “going-public” process, which the amounts have now been disclosed in the registration statement. Additionally, we estimate $600,000 was a result of sales returns and this amount has been also included in the registration statement.

Sales, page 25

23. Please explain why you had an unusually high amount of product returns.

Answer: The following explanation was provided regarding the high amount of product returns.

Diamond’s return policy is in line with industry practice, which is to credit a return towards the purchase of one or more other items at twice the value. During 2007, Diamond experienced higher product returns most likely as a result of the difficult economic climate and it is speculated that more customers choose to “trade up” instead of buying new jewelry products. Typically, returns are accompanied by new sales and the credit given to a customer is at the original sales price, which given the rise in prices of precious metals and stones is invariably less than the current value of the item.

Cost of Sales, page 26

24.

Enhance your cost of sales discussion by providing the reasons for your inventory write-down. For example, explain whether the decline in usefulness of your inventory was due to damage, deterioration, obsolescence, changes in price levels, or other causes.

Answer: The inventory write-down was prompted by the refinement of cost and quantity of on hand data attributable to the conversion of the Company’s books and records to new accounting software in early 2007 and not as a result of damage, deterioration, obsolescence, change in price levels, or other causes. We have included this explanation in the cost of sales discussion.

25.	If you use the weighted average method of costing your inventories please explain to us how you would also use the first in, first out method.

Answer: The Cost of Sales discussion was revised to include the weighed average method for valuation of inventory on hand and has removed the improper disclosure of the first in, first out method.

Critical Accounting Policies, page 30

Accounts Receivable, page 30

26.	Please revise your disclosure to include a discussion of the amount of allowances recorded in each period and the amount of receivables written off in each period.

Answer: We have included the two additional sentences in the “Accounts Receivable” discussion, which discuss the allowance of doubtful accounts critical accounting policy.

As of December 31, 2007 and 2006, the Company recorded an allowance for doubtful accounts of approximately $0 and $36,000, respectively. Further, for the years ended December 31, 2007 and

2006, there were no bad debt write-off’s.

Long-Lived Assets, page 30

27.

Your impairment policy does not appear to properly distinguish between long-lived intangible assets not subject to amortization and long lived tangible assets. Further, we note that the annual impairment test is required by SFAS 142 not SFAS 144. Please revise to clarify your policy here as well as in the notes to your financial statements. As you do not have any intangible assets, we would not expect your impairment policy with respect to intangible assets to be critical to you. With respect to your long-lived tangible assets, please quantify the amount of impairment losses recognized in each period and discuss the judgment you used to calculate the impairment and estimate the fair value of assets impaired and held for use.

Answer: We have revised the “Long-Lived Assets” discussion, which is shown below in italics. Additionally, we have made revisions to footnote #2 of the financial statements “Summary of Significant Accounting Policies” to also include this disclosure.

Long-Lived Assets. In accordance with Statement of Financial Accounting Standards (“SFAS”) No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived tangible assets subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an asset is determined to be impaired, the loss is measures by the excess of the carrying amount of the asset over its fair value as determined by an estimate of discounted future cash flows. As these factors are difficult to predict and are subject to future events that may alter management’s assumptions, the future cash flows estimated by management in their impairment analyses may not be achieved. For the years ended December 31, 2007 and 2006, there was no impairment charge recorded within the Statements of Operations for long-lived tangible assets subject to depreciation or amortization as management estimated there were no events or changes in circumstances in the carrying amount of those assets in accordance with the prescribed guidance of SFAS No. 144.

Directors, Executive Officers, Promoters and Control Persons, page 32

28.	It appears that Mr. Abajian is your sole director; if this is the case please disclose this fact here.

Answer: We have revised the table and disclosure to indicate that Mr. Abajian is the sole director of Diamond Information.

Employment Agreements and Compensation, page 32

29. Please provide a cross reference to the discussion on page 34 for further information regarding the intended employment agreement with Mr. Abajian.

Answer: We have included the following sentence at the end of the paragraph in the section entitled “Employment Agreements and Compensation” to be consistent with the disclosure provided under “Executive Compensation”.

The Company intends to draft a new employment agreement with Mr. Abajian after the registration statement has become effective and the Company has raised additional capital.

30.

We note that certain significant stockholders cancelled 7,200,000 shares of your common stock in February 2008. Identify the stockholders and discuss the business reasons for the cancellation. In addition, discuss the issuance of 100,000 shares on January 20, 2008 to Messrs. Zareh and Nvair Beylerian as compensation for past and future services.

Answer: We have included the following disclosure under the section titled “Employment Agreements and Compensation” to clarify which stockholders’ shares were cancelled and why they were cancelled. Additionally, we included disclosure concerning the 100,000 shares issued to Mr. Zareh Beylerian and his wife, Nvair.

On January 20, 2008, Diamond authorized the issuance of 100,000 shares to Mr. Zareh Beylerian in conjunction with Mr. Beylerian being appointed to the Company’s Advisory Panel. The shares were issued in advance for the 2008 fiscal year, in which Mr. Beylerian agreed to serve on Diamond’s Advisory Panel. Nvair Beylerian is Zareh Beylerian’s wife and Mr. Beylerian elected to gift 50,000 shares of the 100,000 issued shares of Diamond’s common stock to her.

On February 21, 2008, Diamond cancelled 2,000,000 shares previously granted to Mr. Ralph Amato and cancelled 200,000 shares previously granted to Mr. Scott Wanstrath. The shares were cancelled as a result of both gentlemen no longer providing services to Diamond and as a result of not fulfilling the terms of their agreements. Mr. Abajian also agreed to cancel 5,000,000 of his shares to reduce some of his ownership position in the Company.

Security Ownership of Beneficial Owners and Management, page 34

31.	Please revise your beneficial ownership table to include shares beneficially owned by all directors and officers as a group. See Item 403(b) of Regulation S-K.

Answer: We have revised the beneficial ownership table to comply with Item 403(b) of Regulation S-K. The revised table is shown below.

Name of Beneficial Owner, Officer or Director (1)	Number of Shares	Percent Before Exercise of Warrants (2)	Percent After Exercise of Warrants (2)(3)
Berge Abajian, Chief Executive Officer	10,100,000	89.0%	84.7%
Alfred Sirica, Chief Financial Officer (4)	16,667	0.1%	0.1%
Directors and Officers as a Group	10,116,667	89.1%	84.8%
(1)

As used in this table, “beneficial ownership” means the sole or shared power to vote, or to direct the voting of, a security, or the sole or shared investment power with respect to a security (i.e., the power to dispose of, or to direct the disposition of, a security). The address of each person is care of the Company.

(2)

Figures are rounded to the nearest tenth of a percent. The percentage of beneficial ownership is based on 11,343,100 shares of common stock, which does not include the exercise of any warrants currently held by selling security holders.

(3)

The percentage of beneficial ownership is based on 11,918,100 shares of common stock outstanding assuming the issuance of 575,000 shares of common stock that may be issued upon exercise of warrants held by current selling security holders.

(4)	Mr. Sirica agreed to become the Chief Financial Officer for the Company subsequent to December 31, 2007.

Certain Relationships and Related Transactions, page 35.

32.

Identify the information technology company and its principal shareholder in the second paragraph. Further, indicate whether the terms are as favorable to you as would be available from an unaffiliated party.

Answer: The information technology company and its principal shareholder has been identified and it has been indicated that the terms are as favorable to Diamond as they would have been from an unaffiliated party.

The additions are shown in italics below.

In addition, Diamond hired an information technology company, Advanced Integrated Solutions, Inc. to provide consultation and technical support related to certain software applications and technology infrastructure. The information technology company is owned by Mr. Hagop Beledankian, who is also a shareholder of the Company but has a total ownership of less than 1%. Although, Advanced Integrated Solutions is managed by a shareholder of the Company, Diamond believes the terms for the services performed by Advanced Integrated Solutions, were not more favorable than they would have been if performed by an arms-length service provider. During the year ended December 31, 2007, we issued 100,000 shares to this information technology company in connection with services rendered and for future services to be performed. At the time of the 100,000 shares being issued, approximately $55,000 was to satisfy previous account payable balances and approximately $45,000 was for future services to be rendered. As of December 31, 2007, the remaining portion of common stock issued for future services totaled approximately $14,000.

Financial Statements, page 36

Statements of Cash Flows, page F-6

33.	Please revise your column headers to properly reflect the corresponding fiscal years.

Answer: The column headers have been revised to reflect the corresponding fiscal years.

Warranty Costs, page F-10

34.

Enhance your cost of sales discussion by providing the reasons for your inventory write-down. For example, explain whether the decline in usefulness of your inventory was due to damage, deterioration, obsolescence, changes in price levels, or other causes.

Answer: We have included the additional sentence to the “Summary of Significant Accounting Policies” for Inventories.

The inventory write-down was prompted by the refinement of cost and quantity of on hand data attributable to the conversion of the Company’s books and records to new accounting software in early 2007.

The comment was placed in Inventories as opposed to Warranty Costs as the write-down is described in the Inventories accounting policy and considered by management to be a more suitable place for the additional disclosure required by the aforementioned comment. In this instance, the write-down was not due to damage, deterioration, obsolescence, changes in prices levels or other causes.

Note 8 Income Taxes, page F-14

35.

Please explain to us what is represented by your deferred income tax liability for financial accruals. This amount appears very large relative to your balance sheet and appears to be unusual for your line of business.

Answer: We have included an additional sentence to the first paragraph following the tabular presentation in footnote 8 as well as the additional paragraph. All changes are shown below in italics.

                    The Company has recorded a deferred income tax benefit of approximately $334,000 reflecting a benefit of approximately $271,200 for net operating loss carryforwards and $66,000 in financial accruals along with expenses of approximately $3,200 for depreciation and amortization. The deferred tax component, Financial Accruals, represents temporary timing differences due to the Company’s recognition of its tax reporting on a cash basis while, the financial statements are recognized on an accrual basis.

In 2008, management will voluntarily elect a change in tax accounting to the accrual basis as required by applicable provisions of the Internal

Revenue Code (the “IRC”). In management’s opinion, based on provisions of the IRC, a voluntary election to the accrual basis of tax reporting should not subject the Company to tax examinations for previous years that income tax returns have been filed and prompt an uncertain tax position in accordance with the Financial Accounting Standards Board Interpretation [“FIN”] No. 48, Accounting for Uncertainty in Income Taxes. As a result, no contingent liability has been recorded for the anticipated change in tax reporting

Note 9 Stockholders Equity, page F-I7

36.

We note several inconsistencies in Note 9 when compared to the discussion in the Liquidity and Capital Resources on page 28. Please explain or revise whether the 150,000 shares of common stock at a fair value of $1 per share issued in June 2007 were in full satisfaction of the accounts payable balance of $150,000 or partial satisfaction as indicated on page 28, paragraph 3. Explain whether the 150,000 purchase warrants have a purchase price of $1.50 as well as an exercise price of $1.50. Clarify whether the $45,000 in shares issued in April 2007, page F-17 paragraph 5, corresponds to the $44,000 in shares disclosed on page 28, paragraph 2. If so, please revise to be consistent in your disclosure. Finally, please reconcile the 250,000 shares of $1 per share common stock issued in exchange for previously rendered services as disclosed in your Statement of Stockholders’ Equity, page F-5, with the $205,000 outstanding accounts payable balance that was satisfied by issuing stock, paragraph 6 of page 28. We assume the two amounts are related, if not, please explain. We may have further comment.

Answer: We have clarified and eliminated the inconsistencies between Note 9 and the discussion found in the Liquidity and Capital Resources by stating the $150,000 of common stock was in full satisfaction of the accounts payable balance.

It has been clarified that the 150,000 purchase warrants have an exercise price of $1.50.

A typographical error occurred on page 28 when referencing the $44,000 and it has been corrected to disclose the proper amount of $45,000.

Finally, the following paragraph has been added to Footnote 9 reconciling 250,000 shares disclosed in the Statement of Stockholders’ Equity table with the $205,000 outstanding accounts payable balance.

Of the total 250,000 shares issued in connection with debt conversions and future services to be rendered, 205,000 shares of common stock valued at $1 per share or $205,000 were in full satisfaction of prior debts outstanding while, 45,000 shares of common stock valued at $1 or $45,000 were issued in connection with future services to be rendered.  As of December 31, 2007, approximately $14,000 of Deferred Compensation remained unamortized in connection with the 45,000 shares previously issued.

37.	Please reconcile the 18,075,000 shares from your Statement of Stockholders’ Equity to the 12,035,400 shares being offered by the selling security holders.

Answer: The following disclosure has been included in the Subsequent footnote to reconcile the shares being registered in this registration statement with the amount of shares shown as of December 31, 2007 on the Statement of Stockholders’ Equity.

In February 2008, certain stockholders of the Company with significant ownership, cancelled shares they owned for no consideration. The share cancellation totaled 7,200,000 of shares previously outstanding.

In 2008, the Company is seeking to register its common stock with the SEC through a Form S-1 filing (the “Registration Statement”). As of December 31, 2007, the Company had 18,075,000 shares of common stock outstanding and through the first quarter of 2008, issued an additional 468,100 shares as described in the aforementioned paragraphs. As previously mentioned, the Company also cancelled 7,200,000 shares of its common stock.

Overall, this represents 11,343,100 shares of common stock outstanding in connection with the aforementioned Registration Statement of which, the Company is looking to exclude from registration all the shares beneficially owned by its CEO and sole director totaling 10,100,000. This results, in common stock held by current security holders to be registered of 1,243,100 along with 575,000 shares issuable upon the exercise of warrants also held by the security holders totaling, 1,818,100 shares to be registered in connection with the Registration Statement.

Note 11 Commitment and Contingencies, page F-18

38.

Please summarize for us all of the legal claims made against your company. Tell .us whether you have recognized any liability for specific matters. Tell us whether you expect to recover any amounts from insurers. With respect to claims against your company that where insurance recoveries you are expected tell us where in the balance sheet you have recorded the receivable from the insurance company.

Answer: The following paragraph has been added to the end of footnote 11 “Commitments and Contingencies” with respect to no asserted or unasserted litigation, claims, or assessments outstanding as of December 31, 2007 and through the date of the issuance of the financial statements.

As of December 31, 2007 and through the date of issuance of these financial statements, there was no asserted or unasserted litigation, claims or assessments warranting recognition and/or disclosure in the financial statements.

Signatures

39.	Please amend your filing to include your controller/principal accounting officer's signature.

Answer: We have indicated that Mr. Abajian is our principal accounting officer under the Signatures section.

Exhibits

40.	Please file as an exhibit the form of subscription agreement used in your 2007 private placement.

Answer: We have attached a sample subscription agreement used in the 2007 private placement as Exhibit 10.1.

Exhibit 5

41.	Your legal opinion refers to 12,034,400 shares of common stock registered but the prospectus discloses 12,035,400 shares. Please reconcile your amount of shares being registered.

Answer: The legal opinion contained a typographical error and the correct amount of shares of common stock being registered has been included in the revised legal opinion.

42.

The shares being registered are shares that have been issued, but the legal opinion does not opine to the shares being presently authorized, validly issued, fully paid, and non-assessable. The opinion should speak concerning these shares in the present tense.

Answer: Counsel’s opinion whereby it opines on the shares has been revised to express that shares are presently authorized, validly issued, fully paid, and non-assessable in the present tense.

43.

We note the language in the second to last paragraph, that the opinion "speaks as of the date hereof." Please be advised that the opinion has to speak as of the effective date of the registration statement. As a result, it will be necessary for counsel to file an opinion dated as of the effective date or alternatively, counsel may remove this limitation from the opinion.

Answer: The legal opinion has removed the language “speaks as of the date hereof” to eliminate this limitation.

In connection with the response to your comments, Diamond Information Institute, Inc. (the “Company”) acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in filings;
•	Staff Comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We believe that our response addresses all of your concerns. If you have any additional questions, please do not hesitate to contact the undersigned at 619-595-4883.

Sincerely,

          /s/ Donald J. Stoecklein

          Donald J. Stoecklein

          On behalf of Stoecklein Law Group